Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Earnings (Loss) Per Share	Earnings (loss) per share
Basic earnings (loss) per share are calculated by dividing profit or loss attributable to the Company's ordinary shareholders by the weighted average number of ordinary shares outstanding during the period, excluding shares held by GENFIT.
Diluted earnings (loss) per share are calculated by adjusting profit attributable to ordinary shareholders and the average number of ordinary shares outstanding weighted for the effects of all potentially dilutive instruments (share warrants, redeemable share warrants, free shares, stock options and bonds convertible into new and/or existing shares).
The components of the earnings (loss) per share computation are as follows:

Earnings per share	Year ended
	2022/12/31	2023/12/31	2024/12/31

Profit (loss) for the period (in € thousands)	(23,719)	(28,894)	1,507
Weighted average number of ordinary shares used to calculate basic earnings (loss) per share	49,673,936	49,700,223	49,754,474
Basic earnings (loss) per share (€/share)	(0.48)	(0.58)	0.03
Weighted average number of ordinary shares used to calculate diluted earnings (loss) per share	49,673,936	49,700,223	49,946,117
Diluted earnings (loss) per share (€/share)	(0.48)	(0.58)	0.03
The following table summarizes the potential common shares not included in the computation of diluted earnings per share because their impact would have been antidilutive:

Potential common shares not included in the computation of diluted earnings per share	Year ended	Year ended
	2023/12/31	2024/12/31
BSA	35,070	0
STOCK OPTIONS	978,881	0
AGA	138,300	0
OCEANES	10,580,141	10,535,460